Capital management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Capital Management [Abstract]
Capital adequacy assessment

ING Group capital position according to CRR III / CRD V
in EUR million	2025	2024
Shareholders’ equity [1]	49,698	50,314
- Interim profits not included in CET1 capital	-2,125	-2,152
- Other adjustments	-3,006	-2,902
Regulatory adjustments	-5,130	-5,054
Available common equity Tier 1 capital	44,567	45,260

Additional Tier 1 securities	7,459	7,965
Regulatory adjustments additional Tier 1	112	66
Available Tier 1 capital	52,138	53,291

Supplementary capital Tier 2 bonds	10,608	9,852
Regulatory adjustments Tier 2	98	50
Available Total capital	62,845	63,194

Risk weighted assets	340,739	333,708

Common equity Tier 1 ratio	13.1%	13.6%
Tier 1 ratio	15.3%	16.0%
Total capital ratio	18.4%	18.9%
[1]Shareholders’ equity is determined in accordance with IFRS-EU.